INTANGIBLES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years	15 years
Design Marks and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years	10 years